FAIR VALUE (Tables)	12 Months Ended
Feb. 28, 2026
FAIR VALUE
Schedule of inputs for fair value measurements of assets

	Fair Value Measurement at Reporting Date Using
	As of	Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2025	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)
Short-term investments
Variable-rate financial instruments	$1,401,764	$—	$1,401,764	$—
Long-term investments
Fair value option investments	11,397	—	—	11,397
Available-for-sale investments	139,002	—	—	139,002

Total	$1,552,163	$—	$1,401,764	$150,399

	Fair Value Measurement at Reporting Date Using
	As of	Quoted Prices in	Significant Other	Significant
	February 28,	Active Market for	Observable	Unobservable
Description	2026	Identical Assets	Inputs	Inputs
		(Level 1)	(Level 2)	(Level 3)
Short-term investments
Variable-rate financial instruments	$1,428,305	$565,535	$862,770	$—
Long-term investments
Equity securities with readily determinable fair values	272,012	272,012	—	—
Fair value option investments	71,914	—	60,232	11,682
Available-for-sale investments	82,386	—	—	82,386

Total	$1,854,617	$837,547	$923,002	$94,068

Schedule of roll forward of Level 3 instruments

Balance as of February 29, 2024	$151,263
Purchases	11,897
Changes in fair value	(3,410)
Impairment loss	(8,692)
Foreign exchange difference	(659)

Balance as of February 28, 2025	$150,399
Transfer out due to reclassification	(21,466)
Changes in fair value	(5,109)
Impairment loss	(32,896)
Foreign exchange difference	3,140
Balance as of February 28, 2026	$94,068